Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.4%
IRESS Ltd.	2,286,006	$17,585,181
Megaport Ltd.(a)	1,447,656	8,600,355
Nanosonics Ltd.(a)	5,464,507	15,099,907
Netwealth Group Ltd.	1,825,893	16,532,636
NEXTDC Ltd.(a)	2,636,639	20,470,460
Technology One Ltd.	2,332,256	16,830,120
WiseTech Global Ltd.	546,595	16,945,973
		112,064,632
Brazil — 0.5%
MercadoLibre Inc.(a)	17,302	16,845,746
Canada — 1.1%
BlackBerry Ltd.(a)	2,263,269	12,949,073
Descartes Systems Group Inc. (The)(a)	284,308	17,658,456
Shopify Inc., Class A(a)	8,640	3,695,901
		34,303,430
China — 5.7%
3SBio Inc.(a)(b)	26,755,500	18,875,796
Alibaba Group Holding Ltd.(a)	1,354,200	16,518,095
Baidu Inc.(a)	1,237,500	19,730,331
China Datang Corp. Renewable Power Co. Ltd., Class H	54,748,000	20,695,260
China Longyuan Power Group Corp. Ltd., Class H	10,930,000	21,081,922
China Resources Power Holdings Co. Ltd.	4,824,000	9,070,708
Genscript Biotech Corp.(a)	4,738,000	13,382,958
I-Mab, ADR(a)(c)	196,109	2,459,207
Innovent Biologics Inc.(a)(b)	1,446,500	4,486,233
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	2,430,084	34,914,296
Tencent Holdings Ltd.	360,600	16,993,234
Wuxi Biologics Cayman Inc., New(a)(b)	1,466,000	10,820,268
		189,028,308
Denmark — 1.1%
Orsted AS(b)	162,605	17,989,059
Vestas Wind Systems A/S	656,350	16,737,578
		34,726,637
Finland — 0.9%
Nokia Oyj(a)	3,537,915	17,937,476
Wartsila OYJ Abp	1,482,414	11,903,548
		29,841,024
France — 1.7%
Capgemini SE	91,477	18,622,793
Dassault Systemes SE	335,289	14,827,939
Sanofi	209,919	22,187,364
		55,638,096
Germany — 1.3%
Infineon Technologies AG	447,172	12,692,178
Merck KGaA	83,500	15,491,527
SAP SE	156,227	15,832,973
		44,016,678
India — 1.7%
Infosys Ltd.	890,998	18,058,017
Tata Consultancy Services Ltd.	432,686	19,941,776
Wipro Ltd.	2,460,579	16,166,957
		54,166,750
Israel — 0.4%
Nice Ltd.(a)	68,299	14,201,353
Security	Shares	Value

Japan — 6.7%
Chugai Pharmaceutical Co. Ltd.	635,200	$19,033,860
Denso Corp.	265,800	16,199,249
FANUC Corp.	97,500	14,939,735
Harmonic Drive Systems Inc.	500,000	12,645,681
Murata Manufacturing Co. Ltd.	266,600	15,891,354
Nabtesco Corp.	742,800	16,941,478
Nidec Corp.	175,900	11,371,770
Rakuten Group Inc.	2,066,900	14,530,063
SoftBank Group Corp.	437,311	17,986,704
Taiyo Yuden Co. Ltd.	363,300	14,273,131
Takeda Pharmaceutical Co. Ltd.	766,104	22,229,674
TDK Corp.	511,300	15,794,933
Tokyo Electron Ltd.	38,100	16,076,158
Yaskawa Electric Corp.	403,200	13,690,836
		221,604,626
Netherlands — 2.4%
Adyen NV(a)(b)	7,354	12,334,815
ASM International NV	49,837	14,975,626
ASML Holding NV	25,944	14,724,218
NXP Semiconductors NV	93,914	16,049,903
TomTom NV(a)(c)	2,281,254	19,695,528
		77,780,090
Singapore — 1.0%
Keppel DC REIT	11,699,500	17,441,480
STMicroelectronics NV	445,478	16,459,148
		33,900,628
South Korea — 1.1%
Samsung SDI Co. Ltd.	34,749	16,552,835
SK Hynix Inc.	206,318	18,079,253
		34,632,088
Spain — 0.4%
Siemens Gamesa Renewable Energy SA(a)	911,494	14,518,793
Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Class B	2,008,240	16,020,178
Switzerland — 2.7%
ABB Ltd., Registered	564,083	16,923,584
CRISPR Therapeutics AG(a)(c)	270,269	13,410,748
Novartis AG, Registered	256,332	22,651,864
Roche Holding AG, NVS	51,806	19,210,375
TE Connectivity Ltd.	138,584	17,292,512
		89,489,083
Taiwan — 1.9%
Hon Hai Precision Industry Co. Ltd.	5,356,000	18,350,082
MediaTek Inc.	540,000	14,886,708
Taiwan Semiconductor Manufacturing Co. Ltd.	977,000	17,666,744
Win Semiconductors Corp.	1,621,000	10,550,769
		61,454,303
United Kingdom — 3.5%
AstraZeneca PLC	193,066	25,762,974
GlaxoSmithKline PLC	973,015	21,934,269
Ocado Group PLC(a)	1,105,460	12,642,755
Sage Group PLC/The	1,925,598	17,670,421
Spirax-Sarco Engineering PLC	96,214	14,518,262
Subsea 7 SA	2,889,185	23,680,619
		116,209,300
United States — 61.0%
AbbVie Inc.	169,444	24,887,934

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Accenture PLC, Class A	55,376	$16,632,735
Advanced Micro Devices Inc.(a)	150,996	12,913,178
Agilent Technologies Inc.	132,428	15,794,688
Akamai Technologies Inc.(a)(c)	202,282	22,712,223
Albemarle Corp.	77,640	14,971,321
Alnylam Pharmaceuticals Inc.(a)	120,035	16,016,270
Alphabet Inc., Class A(a)	7,331	16,730,735
Amazon.com Inc.(a)	5,896	14,655,274
Analog Devices Inc.	116,866	18,041,773
ANSYS Inc.(a)	51,443	14,182,321
Apple Inc.	114,755	18,091,126
Applied Materials Inc.	130,841	14,438,304
Aptiv PLC(a)	118,920	12,653,088
Arista Networks Inc.(a)	168,027	19,418,880
Aspen Technology Inc.(a)	139,857	22,172,929
Autodesk Inc.(a)	76,571	14,493,359
Bausch Health Cos Inc.(a)	852,296	16,194,719
Beam Therapeutics Inc.(a)(c)	268,150	10,063,670
Biogen Inc.(a)	89,330	18,530,615
BioMarin Pharmaceutical Inc.(a)	251,131	20,429,507
Blackbaud Inc.(a)	264,092	15,319,977
BlackRock Inc.(d)	22,439	14,017,195
Block Inc.(a)(c)	120,178	11,962,518
Bristol-Myers Squibb Co.	367,747	27,680,317
Broadcom Inc.	37,457	20,765,786
Broadridge Financial Solutions Inc.	122,785	17,697,002
Cadence Design Systems Inc.(a)	114,163	17,221,489
CF Industries Holdings Inc.	347,078	33,607,563
Cisco Systems Inc.	361,332	17,698,041
Citrix Systems Inc.	254,958	25,521,296
Cogent Communications Holdings Inc.	268,881	15,729,538
Cognizant Technology Solutions Corp., Class A	277,982	22,488,744
Coinbase Global Inc., Class A(a)(c)	82,997	9,354,592
Coupa Software Inc.(a)	138,169	11,923,985
Crowdstrike Holdings Inc., Class A(a)	102,102	20,293,794
Denali Therapeutics Inc.(a)	456,610	10,867,318
DISH Network Corp., Class A(a)(c)	647,224	18,452,356
Dropbox Inc., Class A(a)	852,444	18,540,657
DuPont de Nemours Inc.	266,612	17,577,729
Edwards Lifesciences Corp.(a)	172,352	18,231,395
Eli Lilly & Co.	84,694	24,741,658
Enphase Energy Inc.(a)	91,075	14,699,505
Envestnet Inc.(a)	232,373	18,506,186
Exelixis Inc.(a)	1,242,296	27,752,893
F5 Inc.(a)	89,919	15,053,340
Fastly Inc., Class A(a)(c)	277,698	4,415,398
First Solar Inc.(a)	201,650	14,726,499
Fortinet Inc.(a)	66,466	19,209,339
Gilead Sciences Inc.	302,164	17,930,412
Guardant Health Inc.(a)	242,830	14,982,611
Guidewire Software Inc.(a)	178,589	15,526,528
Hewlett Packard Enterprise Co.	1,330,248	20,499,122
Hubbell Inc.	105,251	20,561,835
Illumina Inc.(a)	56,071	16,633,462
Incyte Corp.(a)	311,600	23,357,536
Intel Corp.	391,275	17,055,677
Intellia Therapeutics Inc.(a)(c)	129,263	6,337,765
International Business Machines Corp.	169,655	22,430,088
Intuit Inc.	30,566	12,799,513
Intuitive Surgical Inc.(a)	63,542	15,205,601
Security	Shares	Value

United States (continued)
Ionis Pharmaceuticals Inc.(a)(c)	649,977	$23,893,155
Jazz Pharmaceuticals PLC(a)	166,967	26,751,453
Johnson & Johnson	125,322	22,615,608
Juniper Networks Inc.	624,358	19,679,764
KLA Corp.	49,197	15,706,634
Lam Research Corp.	29,442	13,712,906
Livent Corp.(a)	725,394	15,494,416
Lumen Technologies Inc.	1,734,723	17,451,313
Mandiant Inc.(a)	1,240,925	27,275,531
Manhattan Associates Inc.(a)	134,593	17,571,116
Marqeta Inc., Class A(a)	1,256,709	11,687,394
Merck & Co. Inc.	292,084	25,904,930
Meta Platforms Inc, Class A(a)	72,384	14,510,820
Microchip Technology Inc.	245,651	16,016,445
Micron Technology Inc.	245,753	16,757,897
Microsoft Corp.	61,875	17,171,550
Moderna Inc.(a)	52,559	7,064,455
MongoDB Inc., Class A(a)(c)	40,536	14,387,442
Myriad Genetics Inc.(a)(c)	841,603	17,252,861
NortonLifeLock Inc.	858,092	21,486,624
NVIDIA Corp.	65,010	12,057,405
Okta Inc.(a)	62,636	7,473,101
Oracle Corp.	232,081	17,034,745
Palantir Technologies Inc., Class A(a)(c)	784,182	8,155,493
Palo Alto Networks Inc.(a)(c)	39,020	21,901,146
Paylocity Holding Corp.(a)	82,820	15,705,157
PayPal Holdings Inc.(a)	74,339	6,536,628
Pegasystems Inc.	206,675	15,829,238
PTC Inc.(a)	173,815	19,851,411
QIAGEN NV(a)	380,778	17,560,372
Qorvo Inc.(a)	123,185	14,015,989
QUALCOMM Inc.	114,649	16,015,319
Regeneron Pharmaceuticals Inc.(a)	32,284	21,278,707
RingCentral Inc., Class A(a)	113,825	9,658,051
Rocket Companies Inc., Class A(c)	1,463,310	12,950,294
Sabre Corp.(a)	2,249,787	23,555,270
salesforce.com Inc.(a)	79,262	13,945,356
Seagen Inc.(a)	142,250	18,636,172
SEI Investments Co.	335,313	18,683,640
Sensata Technologies Holding PLC(a)	343,069	15,578,763
ServiceNow Inc.(a)	32,516	15,545,900
Shoals Technologies Group Inc., Class A(a)(c)	842,709	8,410,236
Skyworks Solutions Inc.	125,451	14,213,598
Snowflake Inc., Class A(a)	65,220	11,181,317
SoFi Technologies Inc.(a)(c)	1,403,695	8,590,613
SolarEdge Technologies Inc.(a)	61,923	15,506,138
Splunk Inc.(a)	174,092	21,242,706
SS&C Technologies Holdings Inc.	271,099	17,529,261
Synaptics Inc.(a)	71,677	10,639,734
Synopsys Inc.(a)	57,191	16,401,807
Teladoc Health Inc.(a)(c)	203,157	6,858,580
Tesla Inc.(a)	19,379	16,874,458
Texas Instruments Inc.	108,191	18,419,518
Thermo Fisher Scientific Inc.	32,216	17,812,871
Twilio Inc., Class A(a)	54,115	6,051,139
Tyler Technologies Inc.(a)	38,892	15,351,061
VMware Inc., Class A	180,573	19,509,107
Zendesk Inc.(a)(c)	201,870	24,636,215

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)(c)	70,451	$14,283,236
		2,009,272,975
Total Common Stocks — 99.0%
(Cost: $3,320,213,605)		3,259,714,718

Preferred Stocks

Chile — 0.8%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	358,491	26,610,629
Total Preferred Stocks — 0.8%
(Cost: $20,456,130)		26,610,629

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	147,922,287	147,922,287
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	2,050,000	2,050,000
		149,972,287
Total Short-Term Investments — 4.5%
(Cost: $149,939,338)		149,972,287
Total Investments in Securities — 104.3%
(Cost: $3,490,609,073)		3,436,297,634
Other Assets, Less Liabilities — (4.3)%		(142,143,568)

Net Assets — 100.0%		$3,294,154,066

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,091,609	$118,886,555	(a)	$—		$(76,131)	$20,254	$147,922,287	147,922,287	$159,329	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,950,000	—		(10,900,000	)(a)	—	—	2,050,000	2,050,000	1,741		—
BlackRock Inc.	21,333,249	1,817,947		(3,693,941)		322,085	(5,762,145)	14,017,195	22,439	324,440		—
						$245,954	$(5,741,891)	$163,989,482		$485,510		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	21	06/17/22	$817	$1,979
MSCI Emerging Markets Index	24	06/17/22	1,269	9,896
S&P 500 E-Mini Index	21	06/17/22	4,334	(68,518)
				$(56,643)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,126,988,445	$1,132,726,273	$—	$3,259,714,718
Preferred Stocks	26,610,629	—	—	26,610,629
Money Market Funds	149,972,287	—	—	149,972,287
	$2,303,571,361	$1,132,726,273	$—	$3,436,297,634
Derivative financial instruments(a)
Assets
Futures Contracts	$9,896	$1,979	$—	$11,875
Liabilities
Futures Contracts	(68,518)	—	—	(68,518)
	$(58,622)	$1,979	$—	$(56,643)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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